Commitments - Revenues from non-cancellable charter agreements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Operating lease payments
Number of assumed off-hire days when each vessel will undergo scheduled dry-docking	30 days
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	$ 2,225,569
Not later than one year
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	656,072
Later than one year and not later than two years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	477,474
Later than two years and not later than three years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	379,389
Later than three years and not later than four years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	287,113
Later than four years and not later than five years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	214,922
Later than five years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	$ 210,599